Commitments and Contingencies - Hyundai Samho Heavy Industries - Additional Information (Detail) $ in Thousands	1 Months Ended
	Jun. 30, 2015 USD ($) Vessel m³	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made to commitments		$ 424,868	$ 237,647
Hyundai Samho Heavy Industries Co., Ltd. [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	2
Volume of vessels | m³	174,000
Fully built-up cost	$ 419,800
Payments made to commitments		40,200
Remaining payments required to be made under newbuilding contracts in 2016		2,600
Remaining payments required to be made under newbuilding contracts in 2017		82,400
Remaining payments required to be made under newbuilding contracts in 2018		44,900
Remaining payments required to be made under newbuilding contracts in 2019		$ 249,700
BP [Member] | Hyundai Samho Heavy Industries Co., Ltd. [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	1
Operating lease arrangement period, lessor	13 years